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                      [THE ENTERPRISE GROUP LETTERHEAD]



                                 May 5, 1997



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Enterprise Accumulation Trust
     Registration No., 33-21534

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 12 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 1997.

        Please call the undersigned at 800-432-4320 with any questions you may have.

                                          Very truly yours,


                                          /s/ Catherine R. McClellan
                                          --------------------------
                                          Catherine R. McClellan